UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Avesta Capital Advisors LLC
Address: 1221 Ave of Americas, 41st Floor
         New York, NY  10020

13F File Number:  28-10521

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carl M. O'Connell
Title:     Chief Financial Officer
Phone:     212-332-8868

Signature, Place, and Date of Signing:

      /s/ Carl M. O'Connell     New York, NY     November 10, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $221,274 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AEROPOSTALE                    COM              007865108      655    25000 SH       SOLE                    25000        0        0
ALCOA INC                      COM              013817101     3359   100000 SH       SOLE                   100000        0        0
AMERICAN EAGLE OUTFITTERS NE   COM              02553E106    11055   300000 SH  CALL SOLE                   300000        0        0
AMR CORP                       COM              001765106     2199   300000 SH       SOLE                   300000        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2066    50000 SH       SOLE                    50000        0        0
AVERY DENNISON CORP            COM              053611109     3289    50000 SH       SOLE                    50000        0        0
BED BATH & BEYOND INC          COM              075896100     3711   100000 SH  CALL SOLE                   100000        0        0
CATERPILLAR INC DEL            COM              149123101     4023    50000 SH       SOLE                    50000        0        0
CENTURY ALUM CO                COM              156431108     2773   100000 SH       SOLE                   100000        0        0
CHAMPION ENTERPRISES INC       COM              158496109      669    65000 SH       SOLE                    65000        0        0
COOPER CAMERON CORP            COM              216640102     5484   100000 SH       SOLE                   100000        0        0
COSTCO WHSL CORP NEW           COM              22160K105     6227   150000 SH       SOLE                   150000        0        0
DANAHER CORP DEL               COM              235851102     2564    50000 SH       SOLE                    50000        0        0
DOLLAR GEN CORP                COM              256669102     1511    75000 SH       SOLE                    75000        0        0
DOLLAR TREE STORES INC         COM              256747106     1348    50000 SH       SOLE                    50000        0        0
EATON CORP                     COM              278058102     4756    75000 SH       SOLE                    75000        0        0
EBAY INC                       COM              278642103     6896    75000 SH       SOLE                    75000        0        0
FIRST MARBLEHEAD CORP          COM              320771108    14904   321200 SH       SOLE                   321200        0        0
FREEPORT-MCMORAN COPPER & GO   CL B             35671D857     1013    25000 SH       SOLE                    25000        0        0
GENERAL ELEC CO                COM              369604103     6716   200000 SH       SOLE                   200000        0        0
GENERAL MTRS CORP              COM              370442105     8496   200000 SH  CALL SOLE                   200000        0        0
GILLETTE CO                    COM              375766102     3131    75000 SH       SOLE                    75000        0        0
GLOBALSANTAFE CORP             SHS              G3930E101      766    25000 SH       SOLE                    25000        0        0
HERSHEY FOODS CORP             COM              427866108     2569    55000 SH       SOLE                    55000        0        0
HONEYWELL INTL INC             COM              438516106     3586   100000 SH       SOLE                   100000        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    10196   150000 SH       SOLE                   150000        0        0
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    13594   200000 SH  CALL SOLE                   200000        0        0
INTERFACE INC                  CL A             458665106     1203   150000 SH       SOLE                   150000        0        0
KELLOGG CO                     COM              487836108     2133    50000 SH       SOLE                    50000        0        0
KOHLS CORP                     COM              500255104     4819   100000 SH       SOLE                   100000        0        0
MCDONALDS CORP                 COM              580135101     5606   200000 SH       SOLE                   200000        0        0
NIKE INC                       CL B             654106103     3940    50000 SH       SOLE                    50000        0        0
OMI CORP NEW                   COM              Y6476W104      320    20000 SH       SOLE                    20000        0        0
PARKER HANNIFIN CORP           COM              701094104     4415    75000 SH       SOLE                    75000        0        0
PEPSICO INC                    COM              713448108     2433    50000 SH       SOLE                    50000        0        0
PHELPS DODGE CORP              COM              717265102     2301    25000 SH       SOLE                    25000        0        0
POPE & TALBOT INC              COM              732827100     1308    74300 SH       SOLE                    74300        0        0
PPG INDS INC                   COM              693506107     3064    50000 SH       SOLE                    50000        0        0
PROCTER & GAMBLE CO            COM              742718109     4059    75000 SH       SOLE                    75000        0        0
SCHLUMBERGER LTD               COM              806857108     3009    44700 SH       SOLE                    44700        0        0
SCHNITZER STL INDS             CL A             806882106     1618    50000 SH       SOLE                    50000        0        0
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100     6888   250000 SH       SOLE                   250000        0        0
SIRVA INC                      COM              82967Y104     1260    55000 SH       SOLE                    55000        0        0
STAPLES INC                    COM              855030102     2982   100000 SH       SOLE                   100000        0        0
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     4106   125000 SH       SOLE                   125000        0        0
TEEKAY SHIPPING MARSHALL ISL   COM              Y8564W103     1077    25000 SH       SOLE                    25000        0        0
TRANSOCEAN INC                 ORD              G90078109     3578   100000 SH       SOLE                   100000        0        0
TRINITY INDS INC               COM              896522109     2182    70000 SH       SOLE                    70000        0        0
TYCO INTL LTD NEW              COM              902124106    12264   400000 SH       SOLE                   400000        0        0
UNITED STATES STL CORP NEW     COM              912909108     3762   100000 SH       SOLE                   100000        0        0
VIACOM INC                     CL B             925524308     3356   100000 SH       SOLE                   100000        0        0
WAL MART STORES INC            COM              931142103     5320   100000 SH  PUT  SOLE                   100000        0        0
WEYERHAEUSER CO                COM              962166104     3324    50000 SH       SOLE                    50000        0        0
YAHOO INC                      COM              984332106     3391   100000 SH  PUT  SOLE                   100000        0        0